UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871
                                                     ---------

                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.2%
--------------------------------------------------------------------------------
CALIFORNIA--97.0%
CA Coast Community College District GOUN, PTTR,
Series 1417, 3.68% 1,2                              $  1,650,000   $  1,650,000
--------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB,
Series C-13, 3.55% 2                                   3,000,000      3,000,000
--------------------------------------------------------------------------------
CA Department of Water Resources RB, Central
Valley Project, Goldman Sachs Trust, Series
2007-27G, 3.67% 1,2                                    5,000,000      5,000,000
--------------------------------------------------------------------------------
CA EDFAU IDV RB, Fricke-Parks Press, Inc. Project,
Series 1998, 3.70% 2                                   1,690,000      1,690,000
--------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RB,
Reset Option  Certificates II-R Trust, Series
841CE, 3.68% 1,2                                       6,000,000      6,000,000
--------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. RRB,
Municipal Securities Trust Certificates, Series
7046, Cl. A, 3.71% 1,2                                 4,000,000      4,000,000
--------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PT-3850, 3.71% 2             2,000,000      2,000,000
--------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 3.72% 1,2           2,820,000      2,820,000
--------------------------------------------------------------------------------
CA GOUN, Series 2003 C-4, 3.56% 2                      2,000,000      1,999,921
--------------------------------------------------------------------------------
CA GOUN, SPEARS Deutsche Bank/Lifers Trust,
Series DBE-109, 3.68% 1,2                              4,700,000      4,700,000
--------------------------------------------------------------------------------
CA GOUN, SPEARS, Series DB-102E, 3.68% 1,2             2,600,000      2,600,000
--------------------------------------------------------------------------------
CA GOUN, William S. Hart USD, Reset Option
Certificates Trust II, Series 648WFZ, 3.69% 1,2        2,830,000      2,830,000
--------------------------------------------------------------------------------
CA I&E Development Bank RB, Starter & Alternator
Project, Series 199, 3.76% 2                           3,900,000      3,900,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Garden City Sanitation, Series
A, 3.74% 2                                             2,615,000      2,615,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Greenwaste Recovery Project,
Series A, 3.74% 2                                      3,075,000      3,075,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Marin San Services Project,
Series A, 3.74% 2                                      1,500,000      1,500,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Penas Disposal, Inc. Project,
Series A, 3.74% 2                                      1,345,000      1,345,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Sunset Waste Paper, Inc.
Project, 3.74% 2                                       2,960,000      2,960,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Valley Vista Services, Inc.,
Series A, 3.74% 2                                      2,000,000      2,000,000
--------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy
Project, Series 2004, 3.78% 2                          2,500,000      2,500,000
--------------------------------------------------------------------------------
CA RB, MSTFC Series 2006-1544P, 3.68% 1,2              4,200,000      4,200,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.72% 1,2             4,000,000      4,000,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-005, 3.75% 1,2             2,000,000      2,000,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-009, 3.72% 1,2             1,400,000      1,400,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-014, 3.72% 1,2               770,000        770,000
--------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-014, 3.72% 1,2               820,000        820,000
--------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series
2004B-6, 3.58% 2                                       4,000,000      4,000,000
--------------------------------------------------------------------------------
CA SCDAU MH RRB, Foxwood Apts. Project, Series
1999J, 3.62% 2                                         2,250,000      2,250,000
--------------------------------------------------------------------------------
CA SCDAU RB, P-Floats, Series PT-3708, 3.74% 1,2       1,000,000      1,000,000
--------------------------------------------------------------------------------
CA SCDAU RN, SWEEP Loan Program A, 3.57%, 5/30/07      7,000,000      7,000,000
--------------------------------------------------------------------------------
CA Statewide FAU TS RB, P-Floats, Series PA-1287,
3.70% 1,2                                              3,150,000      3,150,000
--------------------------------------------------------------------------------
Chabot-Las Positas, CA GOUN, Community College
District, Goldman Sachs Trust Series 2006-87Z,
3.70% 1,2                                              2,545,000      2,545,000
--------------------------------------------------------------------------------
Clovis, CA USD GOB, P-Floats, Series PZ-42,
3.72% 1,2                                                515,000        515,000
--------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU RB, 2nd Sub. Sales
Tax, Series A, 3.48%, 4/4/07                           2,000,000      2,000,000
--------------------------------------------------------------------------------


                   1 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
CALIFORNIA CONTINUED
--------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU RB, 2nd Sub. Sales
Tax, Series A, 3.52%, 6/1/07                        $  3,000,000   $  3,000,000
--------------------------------------------------------------------------------
Los Angeles, CA MH RB, P-Floats, Series PT-3700,
3.74% 1,2                                              4,000,000      4,000,000
--------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp. RB,
3.53%, 6/15/07                                         3,500,000      3,500,000
Los Angeles, CA Municipal Improvement Corp. RB,
3.55%, 5/7/07                                          2,000,000      2,000,000
--------------------------------------------------------------------------------
Los Angeles, CA Municipal Improvement Corp.
RB, Series A-1&2, 3.62%, 8/1/07                        1,200,000      1,200,000
--------------------------------------------------------------------------------
Los Angeles, CA USD GOUN, Goldman Sachs Trust
Series 2007-9TP, 3.67% 1,2                             1,000,000      1,000,000
--------------------------------------------------------------------------------
Los Angeles, CA Water & Power RB, PTTR, Series
1272, 3.65% 1,2                                        1,695,000      1,695,000
--------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36,
3.66% 1,2                                              4,590,000      4,590,000
--------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Hidden
Hills Project, Series C, 3.56% 2                       5,700,000      5,700,000
--------------------------------------------------------------------------------
Pasadena, CA COP, CAB, Conference Center, PTTR,
Series 1464, 3.68% 1,2                                 1,200,000      1,200,000
--------------------------------------------------------------------------------
Regents of University of CA RRB, Series 2003A,
5%, 5/15/07                                            2,000,000      2,003,763
--------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission RB,
Series A, 3.52%, 7/9/07                                1,000,000      1,000,000
--------------------------------------------------------------------------------
Riverside Cnty., CA Transportation Commission
RB, Series B, 3.55%, 6/7/07                            1,000,000      1,000,000
--------------------------------------------------------------------------------
San Bernardino Cnty., CA MH RRB, Parkview Apts.,
Series A, 3.57% 2                                      2,320,000      2,320,000
--------------------------------------------------------------------------------
San Diego Cnty., CA COP, Friends of Chabad
Lubavitch Project, 3.64% 2                               400,000        400,000
--------------------------------------------------------------------------------
San Francisco City & Cnty., CA PUC RB,
Wastewater, 3.55%, 6/6/07                              3,950,000      3,950,000
--------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water
RRB, MERLOTS Series 2003 B20, 3.67% 1,2                6,975,000      6,975,000
--------------------------------------------------------------------------------
San Joaquin Delta Community College District,
CA GOUN, Municipal Securities Trust Certificates,
Cl. A, Series 3020, 3.71% 1,2                         10,925,000     10,925,000
--------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor
Agency RRB, Goldman Sachs Trust Series
2006-90TPZ, 3.68% 1,2                                  2,130,000      2,130,000
--------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation
Corridor Agency RRB, Goldman Sachs Trust Series
2006-91TPZ, 3.68% 1,2                                  1,150,000      1,150,000
--------------------------------------------------------------------------------
San Joaquin, CA Transportation Authority Sales
Tax RB, 3.55%, 6/21/07                                 2,500,000      2,500,000
--------------------------------------------------------------------------------
San Mateo Cnty., CA Community College District
GOUN, Goldman Sachs Trust Series 2007-5Z,
3.68% 1,2                                              2,405,000      2,405,000
--------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing
Authority Office Project, Series 2004A, 3.59% 2        3,420,000      3,420,000
--------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series
PZ-43, 3.69% 1,2                                       4,880,000      4,880,000
--------------------------------------------------------------------------------
South Bay, CA Regional Public Communications
Authority RB, Manhattan Beach Project, Series C,
3.67% 2                                                1,030,000      1,030,000
--------------------------------------------------------------------------------
Turlock, CA Irrigation District Sub. RB, Series
A, 3.53%, 5/7/07                                       1,000,000      1,000,000
--------------------------------------------------------------------------------
Ventura Cnty., CA PFAU RB, 3.53%, 7/9/07               2,300,000      2,300,000
                                                                   -------------
                                                                    171,108,684

--------------------------------------------------------------------------------
U.S. POSSESSIONS--3.2%
PR CMWLTH Infrastructure FAU RB, MSTFC Series
2006-1534, 3.66% 1,2                                   1,000,000      1,000,000
--------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option
Trust Certificates, Series 2005 Z-6, 3.71% 1,2         2,905,000      2,905,000
--------------------------------------------------------------------------------
PR CMWLTH Municipal Finance Agency RB, Series A,
4%, 8/1/07                                               500,000        500,972


                   2 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                          AMOUNT          VALUE
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
PR CMWLTH Public Buildings Education HFAU RRB,
Series M, 5.50%, 7/1/07                             $  1,200,000   $  1,206,201
                                                                   -------------
                                                                      5,612,173

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $176,720,857)            100.2%   176,720,857
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (0.2)      (321,063)

                                                    ----------------------------
Net Assets                                                 100.0%  $176,399,794
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AAMC        ABN AMRO Munitops Certificates
CAB         Capital Appreciation Bond
CMWLTH      Commonwealth
COP         Certificates of Participation
EDFAU       Economic Development Finance Authority
FAU         Finance Authority
GOB         General Obligation Bonds
GOUN        General Obligation Unlimited Nts.
HFAU        Health Facilities Authority
I&E         Infrastructure and Economic
IDV         Industrial Development
MERLOTS     Municipal Exempt Receipts Liquidity Option Tender
MH          Multifamily Housing
MSTFC       Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU        Metropolitan Transportation Authority
P-Floats    Puttable Floating Option Tax Exempt Receipts
PCFAU       Pollution Control Finance Authority
PFAU        Public Finance Authority
PTTR        Puttable Tax Exempt Receipts
PUC         Public Utilities Commission
RB          Revenue Bonds
REF         Refunding
RN          Revenue Nts.
RRB         Revenue Refunding Bonds
SCDAU       Statewide Communities Development Authority
SPEARS      Short Puttable Exempt Adjustable Receipts
SWD         Solid Waste Disposal
TS          Tobacco Settlement
USD         Unified School District

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $94,855,000 or 53.77% of the Trust's net assets as of March 31, 2007.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.


                   3 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   4 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
    Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
    Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007